The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries	Our main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2021 % holding	December 31, 2020 % holding	December 31, 2019 % holding
Latin America			In %	In %	In %
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, MFS, Cable, DTH	100	100	100
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, MFS, Cable	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, MFS, Cable, Pay-TV	100	100	100
Cable Onda S.A (i).	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	80	80	80
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)(ii)	Panama	Mobile	80	80	80
Telefonia Celular de Nicaragua S.A. (ii)	Nicaragua	Mobile	100	100	100
Colombia Móvil S.A. E.S.P. (iii)	Colombia	Mobile	50-1 share	50-1 share	50-1 share
UNE EPM Telecomunicaciones S.A.(iii)	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
Edatel S.A. E.S.P. (iii)	Colombia	Fixed-line, Internet, Pay-TV, Cable	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A. (iv) (v)	Guatemala	Mobile, MFS	100	55	55
Navega.com S.A. (iv) (v)	Guatemala	Cable, DTH	100	55	55
Africa
MIC Tanzania Public Limited Company	Tanzania	Mobile, MFS	98.5	98.5	98.5
Zanzibar Telecom Limited	Tanzania	Mobile, MFS	98.5	98.5	98.5
Unallocated
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom Africa B.V.	Netherlands	Holding Company	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom Services UK Ltd	UK	Services Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
(i)    Acquisition completed on December 13, 2018. Cable Onda S.A. is fully consolidated as Millicom has the majority of voting shares to direct the relevant activities. See note A.1.2..
(ii)    Companies acquired during 2019. See note A.1.2..
(iii)    Fully consolidated as Millicom has the majority of voting shares to direct the relevant activities.
(iv) Acquisition completed on November 12, 2021(see Note A.1.2.). Millicom now owns 100% equity interest in Tigo Guatemala compared to 55% before the transaction. While Millicom owned more than 50% of the shares in these entities and had the right to nominate a majority of the directors of each of these entities, key decisions over the relevant activities were taken by a super majority vote. This effectively gave either shareholder the ability to veto any decision and therefore neither shareholder had sole control over the entity. Therefore, the operations of these joint ventures were accounted for under the equity method. See note A.2.1..
(v)    Tigo Guatemala is made up of the 2 entities in the table above, but also by the following less material entities: Comunicaciones Corporativas S.A. (“COMCORP”), Servicios Innovadores de Comunicación y Entretenimiento S.A. (“SICESA”), Distribuidora de Comunicaciones de Occidente S.A. (“COOCSA”), Distribuidora de Comunicaciones de Oriente S.A. (“COORSA”), Distribuidora Internacional de Comunicaciones S.A. (“INTERNACOM”), Servicios Especializados en Telecomunicaciones S.A. (“SESTEL”), Distribuidora Central de Comunicaciones, S.A. (“COCENSA”) and Cloud 2 Nube S.A. ("C2N").
Statement of Financial Position – non-controlling interests

	December 31,
	2021	2020
	(US$ millions)
Colombia	83	133
Panama	74	81
Others	—	1
Total	157	215
Profit (loss) attributable to non-controlling interests

	2021	2020	2019
	(US$ millions)
Colombia	(40)	(23)	11
Panama	(7)	(18)	(6)
Others	(1)	—	—
Total	(48)	(41)	5

The summarized financial information for material non-controlling interests in our operations in Colombia and Panama is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2021	2020	2019
	(US$ millions)
Revenue	1,414	1,346	1,532
Total operating expenses	(509)	(470)	(543)
Operating profit	100	129	164
Net (loss) for the year	(80)	(46)	23
50% non-controlling interest in net (loss)	(40)	(23)	11
Total assets (excluding goodwill)	2,336	2,589	2,256
Total liabilities	2,158	2,303	1,891
Net assets	178	286	365
50% non-controlling interest in net assets	89	143	183
Consolidation adjustments	(6)	(10)	(13)
Total non-controlling interest	83	133	170
Dividends and advances paid to non-controlling interest	(5)	(4)	(12)
Net cash from operating activities	272	370	363
Net cash from (used in) investing activities	(295)	(311)	(260)
Net cash from (used in) financing activities	30	(47)	(67)
Exchange impact on cash and cash equivalents, net	(10)	(15)	0
Net increase (decrease) in cash and cash equivalents	(2)	(3)	36
Panama

	2021	2020	2019 (i)
	(US$ millions)
Revenue	633	585	475
Total operating expenses	(207)	(197)	(148)
Operating profit	7	(60)	(15)
Net (loss) for the year	(37)	(89)	(31)
20% non-controlling interest in net (loss)	(7)	(18)	(6)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,717	1,734	1,905
Total liabilities	1,347	1,327	1,411
Net assets	371	407	494
20% non-controlling interest in net assets	74	81	99
Total non-controlling interest	74	81	99
Net cash from operating activities	179	193	167
Net cash from (used in) investing activities	(118)	(100)	(693)
Net cash from (used in) financing activities	(43)	(69)	580
Net increase in cash and cash equivalents	17	24	54
(i) In 2019, Cable Onda acquired Telefónica Panama for $587 million (note A.1.2.), financed by issuing a $600 million Senior Notes due 2030 (note C.3.1.) The 2019 figures include the full year results and cash flows of Cable Onda, as well as 4 months of Telefónica Panama which was consolidated from September 1, 2019.
Disclosure of business combination
Millicom is currently determining the fair value of Tigo Guatemala identifiable assets and liabilities, however, this purchase accounting is still provisional at December 31, 2021, particularly in respect of the evaluation of the tangible, intangible assets, right of use assets and lease liabilities. For the purpose of the valuation of the intangible assets (excluding goodwill), the provisional numbers are based on the current carrying values of intangibles as identified at the date of the deconsolidation of Tigo Guatemala and the commencement of the accounting for the investment under the equity method. Out of these intangibles (excluding goodwill), the brand is currently recorded at $848 million and is expected to have an indefinite useful live (see note E.1).

At acquisition date - November 12, 2021	Provisional fair values (100%) ($ millions)
Intangible assets (excluding goodwill)	1,294
Property, plant and equipment	547
Right of use assets	189
Other non-current assets	5
Current assets (excluding cash)	245
Trade receivables	42
Cash and cash equivalents	199
Total assets acquired	2,521
Lease liabilities	205
Other debt and financing	417
Other liabilities	280
Total liabilities assumed	901
Fair value of assets acquired and liabilities assumed, net - A	1,620
Purchase consideration (45%) - B	2,195
Implied fair value (100% of business) - C	4,877
Carrying value of our investment in joint venture at acquisition date - D	2,013
Goodwill arising on change of control - B+D-A=E	2,588
Revaluation of previously held interests - C-B-D=F (i)	670
Total provisional goodwill - E+F=G	3,258
(i)    The acquisition has been determined as a business combination achieved in stages, requiring Millicom to remeasure its 55% previously held equity investment in Tigo Guatemala at its acquisition date fair value ($2,683 million); the resulting gain has been recognized in the statement of income under the line "Revaluation of previously held interests" and is included in the goodwill calculation (see above).

Disclosure of valuation methods and key estimates
The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Spectrum	Market approach - Market comparable transactions	Discount rate : 14%	Terminal growth rate: 2.5%	Estimated duration: 14 years
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 14-15%	Monthly Churn rate: From 1.2% for B2B to 2.9% for B2C	EBITDA margin: ~ 36% to 41%
Land and buildings	Market approach	Economic useful life (range): 10-30 years	Price per square meter: from $2 to $57	N/A
Core network	Cost approach	Economic useful life (range): 5-27 years	Remaining useful life (minimum) : 1.7 years	N/A
The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 9.8-10.8%	Monthly Churn rate: ~3.8% in average	EBITDA margin: ~ 41.5%
Property, plant and equipment	Cost approach	Economic useful life (range): 3-27 years	Remaining useful life (minimum): 3-27 years	N/A

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2021 % holding	December 31, 2020 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
Comunicaciones Celulares S.A. (ii)	Guatemala	Mobile, MFS	na	55
Navega.com S.A. (ii)	Guatemala	Cable, DTH	na	55
Bharti Airtel Ghana Holdings B.V. (iii)	Ghana	Mobile, MFS	50	50
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.
(ii)On November 12, 2021 Millicom signed and closed an agreement to acquire the remaining 45% equity interest in its joint venture business in Guatemala (collectively, "Tigo Guatemala"). As a result, Millicom owns 100% equity interest in Tigo Guatemala and fully consolidates it since that date. Until November 12, 2021, Millicom owned more than 50% of the shares in these entities and had the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities were taken by a super majority vote. This effectively gave either shareholder the ability to veto any decision and therefore neither shareholder had sole control over the entity. Therefore, the operations of these joint ventures were accounted for under the equity method prior to the acquisition.
(iii)On October 13, 2021, Millicom, along with its joint venture partner Bharti Airtel Limited, closed the disposal of AirtelTigo Ghana to the Government of Ghana (a subsidiary of Bharti Airtel Limited). Millicom still owns 50% of Bharti Airtel Ghana Holdings B.V.
The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures at December 31

	2021	2020
	(US$ millions)
Honduras operations (i)	596	610
Guatemala operations (i)	—	2,031
AirtelTigo Ghana operations	—	—
Total	596	2,642
(i)    Includes all the companies under the Honduras and Guatemala groups (for Guatemala, until acquisition date - See Note A.2.1.).
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

	Guatemala(i)	Honduras (i)	Ghana(ii)
	(US$ millions)
Opening balance at January 1, 2020	2,089	708	—
Disposal of the Group's investment in Navega to Celtel (iii)	—	(83)	—
Results for the year	144	27	—
Dividends declared during the year	(199)	(55)	—
Currency exchange differences	(3)	13	—
Closing balance at December 31, 2020	2,031	610	—
Capital increase	—	—	38
Results for the year	183	27	(38)
Utilization of past recognized losses	—	—	—
Dividends declared during the year	(201)	(34)	—
Currency exchange differences	—	(7)	—
Change in consolidation scope	(2,013)	—	—
Closing balance at December 31, 2021	—	596	—
(i)    Share of profit is recognized under ‘Share of profit joint ventures’ in the statement of income for the year ended December 31, 2021 for Honduras and for the period from January 1, 2021 until November 12, 2021 for Guatemala (see note A.1.2.)
(ii)    Share of profit (loss) is recognized under ‘Income (loss) from other joint ventures and associates, net’ in the statement of income.
(iii)     See note G.5.
(iv)    On October 13, 2021, Millicom, along with its joint venture partner Bharti Airtel Limited, closed the disposal of AirtelTigo Ghana to the Government of Ghana. As part of the closing conditions, each partner committed and paid $37.5 million for the reimbursement of certain local bank facilities which has been provided for during the first-nine months in the statement of income under the line "Profit (loss) from other joint ventures and associates, net

Disclosure of summarised financial information of joint venture	Summarized financial information for the years ended December 31, 2021, 2020 and 2019 of the Guatemala (until acquisition), Honduras and Ghana (until disposal) operations is as follows. This information is based on amounts before inter-company eliminations.
Honduras

	2021	2020	2019
	(US$ millions)
Revenue	589	552	594
Depreciation and amortization	(124)	(132)	(132)
Operating profit	99	77	102
Financial income (expenses), net	(34)	(24)	(37)
Profit before taxes	62	58	60
Charge for taxes, net	(22)	(19)	(21)
Profit for the year	40	39	39
Net profit for the year attributable to Millicom	27	27	27
Dividends and advances paid to Millicom	—	24	28
Total non-current assets (excluding goodwill)	473	461	516
Total non-current liabilities	362	533	469
Total current assets	176	300	312
Total current liabilities	305	236	183
Total net assets	(18)	(8)	176
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(12)	(5)	117
Goodwill and consolidation adjustments	608	615	591
Carrying value of investment in joint venture	596	610	708

Cash and cash equivalents	39	60	40
Debt and financing – non-current	267	390	384
Debt and financing – current	73	10	39
Net cash from operating activities	166	151	169
Net cash from (used in) investing activities	(89)	(145)	(77)
Net cash from (used in) financing activities	(98)	14	(77)
Net (decrease) increase in cash and cash equivalents	(21)	20	15
Honduras financing
On September 19, 2019, Telefónica Celular, S.A. de C.V. entered into a new credit agreement with Banco Industrial S.A. and Banco Pais S.A for an amount up to $185 million, in tranches of $100 million, $60 million and $25 million. The Loan Agreement has a 10-year maturity and an interest rate of LIBOR plus 3.80% per annum, subject to a floor of minimum 5.25%. The new credit agreement has been used to consolidate the portion of a syndicated $250 million facility with Scotiabank dated March 27, 2015, and $90 million credit agreement with Banco Industrial S.A. dated March 20, 2018.
On September 19, 2019, Navega S.A. de C.V., entered into a new facility agreement with Banco Industrial S.A. for an amount of $20 million and a duration of 10 years. The new agreement bears an annual interest of LIBOR plus 3.80% , subject to a floor of 5.25%. and will be used to refinance the portion corresponding to it as borrower under the $250 million facility with Scotiabank dated March 27, 2015.
On June 1, 2020, Telefónica Celular, S.A. de C.V. executed a $32 million bank loan agreement in equivalent amount in local currency for a 10-year term.
Guatemala

	2021(ii)	2020 (i)	2019
	(US$ millions)
Revenue	1,379	1,503	1,434
Depreciation and amortization	(282)	(323)	(313)
Operating profit	462	452	429
Financial income (expenses), net (i)	(40)	(95)	(66)
Profit before taxes	432	347	356
Charge for taxes, net	(99)	(83)	(79)
Profit for the year	333	264	277
Net profit for the year attributable to Millicom	183	144	152
Dividends and advances paid to Millicom	13	47	209
Total non-current assets (excluding goodwill)	N/A	2,195	2,517
Total non-current liabilities	N/A	751	1,216
Total current assets	N/A	742	717
Total current liabilities	N/A	523	251
Total net assets	N/A	1,662	1,767
Group's share in %	N/A	55%	55%
Group's share in USD millions	N/A	914	972
Goodwill and consolidation adjustments	N/A	1,117	1,117
Carrying value of investment in joint venture	N/A	2,031	2,089

Cash and cash equivalents	N/A	188	189
Debt and financing – non-current	N/A	619	1,152
Debt and financing – current	N/A	24	21
Net cash from operating activities	611	598	588
Net cash from (used in) investing activities	(192)	(289)	(205)
Net cash from (used in) financing activities	(406)	(308)	(412)
Exchange impact on cash and cash equivalents, net	1	(2)	1
Net increase in cash and cash equivalents	13	(1)	(28)
(i)    In 2020, Financial expenses include a $18 million charge related to early redemption of bonds - see below.
(ii) Information for the statement of income and cash flows is for the period from January 1 to November 12, 2021. No information is disclosed on statement of financial position items as these are now fully consolidated in the Group numbers.
Guatemala financing
In 2014, Intertrust SPV (Cayman) Limited, acting as trustee of the Comcel Trust, a trust established and consolidated by Comcel for the purposes of the transaction, issued $800 million 6.875% Senior Notes to refinance existing local and MIC S.A. corporate debt. The bond was issued at 98.233% of the principal and had an effective interest rate of 7.168%. The bond was guaranteed by Comcel and listed on the Luxembourg Stock Exchange.
On November 18, 2020, the $800 million aggregate principal amount of its outstanding 6.875% Senior Notes due 2024 was early redeemed at a redemption price equal to 102.292% of the principal amount of the Notes to be redeemed plus accrued and unpaid interest of $16 million, resulting in an aggregate amount of $834 million. The redemption premium ($18 million) and additional interest ($7 million), as well as the remaining unamortized deferred costs of $8 million were recorded as financial expenses during the year. This early redemption was financed through local financing in local currency as well as by shareholder loans (see note G.5.).
The impact on the Group's statement of income was a $18 million expense (at 55% ownership) reported on the line "Share of profit in joint ventures".
On October 5, 2020, Comcel executed a credit agreement with Banco Industrial for GTQ 1,697 million (approximately $218 million using the exchange rate as of December 31, 2020) for a 5 year term to refinance other credit agreements with Banco Industrial and to finance and refinance working capital, capital expenditures and general corporate purposes.
AirtelTigo Ghana
Our joint venture in Ghana has been disposed of during the year. The only material effect for this year's statement of income is the loss recognized on the exit financing which is further explain in note A.2.. Therefore, the 2021 financial information is not disclosed in the table below.

	2020	2019

Revenue	132	142
Depreciation and amortization	(42)	(69)
Operating loss	(30)	(72)
Financial income (expenses), net	(41)	(77)
Loss before taxes	(85)	(123)
Charge for taxes, net	—	—
Loss for the period	(85)	(123)
Net loss for the period attributable to Millicom	0	(40)
Total non-current assets (excluding goodwill)	204	168
Total non-current liabilities	289	245
Total current assets	41	42
Total current liabilities	218	187
Total net assets	(263)	(223)
Group's share in %	50%	50%
Group's share in USD millions	(132)	(111)
Goodwill and consolidation adjustments	89	90
Unrecognised losses	(42)	(22)
Carrying value of investment in joint venture	—	0

Cash and cash equivalents	1	5
Debt and financing – non-current	289	245
Debt and financing – current	40	27

Net cash from operating activities	(8)	(5)
Net cash from (used in) investing activities	—	—
Net cash from (used in) financing activities	4	(6)
Net increase in cash and cash equivalents	(4)	(11)

Disclosure of interests in associates

			December 31, 2021	December 31, 2020
Entity	Country	Activity(ies)	% holding	% holding
Africa
West Indian Ocean Cable Company Limited (WIOCC)	Republic of Mauritius	Telecommunication carriers’ carrier	9.1	9.1
Latin America
MKC Brilliant Holding GmbH (LIH)	Germany	Online marketplace, retail and services	35.0	35.0
Unallocated
Milvik AB	Sweden	Other	9.7	9.7
At December 31, 2021 and 2020, the carrying value of Millicom’s main associates was as follows:
Carrying value of investments in associates at December 31

	2021	2020
	(US$ millions)
Milvik AB	8	10
West Indian Ocean Cable Company Limited (WIOCC)	14	14
Total	22	24